Other Payables and Other Current Liabilities (Details) - USD ($)				6 Months Ended	12 Months Ended
	Nov. 05, 2025	May 27, 2025	Feb. 25, 2025	Jun. 30, 2026	Dec. 31, 2025
Other Payables and Other Current Liabilities [Line Items]
Share-based compensation				$ 770,078	$ 746,205
Third Party Loan [Member]
Other Payables and Other Current Liabilities [Line Items]
Loan amount		$ 100,000
Loan maturity date	November 4, 2026	November 26, 2025
Interest rate of the loan		1.00%
Interest-free loan [Member]
Other Payables and Other Current Liabilities [Line Items]
Loan amount	$ 120,000		$ 90,000
Loan maturity date			February 24, 2026